Fair Value Measurement - Recurring Basis (Details) (USD $)	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Mortgage servicing rights	$ 12,243,000,000	$ 13,093,000,000	$ 13,649,000,000	$ 11,853,000,000	$ 15,531,000,000	$ 15,531,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Total U.S. government-sponsored enterprise obligations	124,000,000,000		137,300,000,000
Reduction In Level Three Derivative Receivable And Derivative Payable Balances	13,500,000,000		12,700,000,000
Costs of the private equity investment portfolio	9,600,000,000		10,000,000,000
Trading Account Assets [Member] | Wholesale
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,400,000,000		2,600,000,000
Fair Value, Measurements, Recurring [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	458,722,000,000		489,892,000,000
Mortgage servicing rights	12,243,000,000		13,649,000,000
Total assets measured at fair value on a recurring basis	852,251,000,000		874,296,000,000
Trading liabilities	148,533,000,000		146,166,000,000
Total liabilities at fair value on a recurring basis	211,110,000,000		205,096,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	12,200,000,000		12,100,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	5,181,000,000		5,142,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	771,000,000		1,018,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	12,471,000,000		12,041,000,000
Fair Value, Measurements, Recurring [Member] | Total other assets [Member] | Netting adjustments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	0		0
Securities borrowed	0		0
Trading assets	193,987,000,000		228,283,000,000
Available-for-sale securities	124,644,000,000		120,401,000,000
Loans, at fair value	0		0
Mortgage servicing rights	0		0
Total assets measured at fair value on a recurring basis	323,812,000,000		353,826,000,000
Deposits	0		0
Federal funds purchased and securities loaned or sold under repurchase agreements	0		0
Other borrowed funds	0		0
Trading liabilities	71,263,000,000		62,949,000,000
Accounts payable and other liabilities	0		0
Beneficial interests issued by consolidated VIEs, at fair value	0		0
Long-term debt	0		0
Total liabilities at fair value on a recurring basis	71,263,000,000		62,949,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	6,000,000,000		5,900,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	188,937,000,000		223,530,000,000
Trading liabilities	66,374,000,000		58,468,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	60,989,000,000		80,803,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	22,990,000,000		36,813,000,000
Available-for-sale securities	101,788,000,000		104,737,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	22,990,000,000		36,813,000,000
Available-for-sale securities	101,787,000,000		104,736,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	1,000,000		1,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	14,212,000,000		12,863,000,000
Available-for-sale securities	570,000,000		522,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,000,000		0
Available-for-sale securities	27,000,000		31,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		6,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	23,786,000,000		31,127,000,000
Available-for-sale securities	19,062,000,000		13,107,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	109,389,000,000		124,400,000,000
Available-for-sale securities	3,197,000,000		1,998,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	18,559,000,000		18,327,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,050,000,000		4,753,000,000
Trading liabilities	4,889,000,000		4,481,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,021,000,000		2,278,000,000
Trading liabilities	983,000,000		2,625,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Trading liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,581,000,000		1,121,000,000
Trading liabilities	1,537,000,000		972,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	45,000,000		30,000,000
Trading liabilities	51,000,000		22,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,403,000,000		1,324,000,000
Trading liabilities	2,318,000,000		862,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	81,000,000		49,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	5,100,000,000		5,093,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	21,297,000,000		20,299,000,000
Securities borrowed	14,833,000,000		13,961,000,000
Trading assets	1,512,757,000,000		1,641,344,000,000
Available-for-sale securities	184,179,000,000		181,630,000,000
Loans, at fair value	535,000,000		510,000,000
Mortgage servicing rights	0		0
Total assets measured at fair value on a recurring basis	1,734,372,000,000		1,858,762,000,000
Deposits	3,925,000,000		3,596,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,588,000,000		4,060,000,000
Other borrowed funds	9,623,000,000		8,547,000,000
Trading liabilities	1,329,342,000,000		1,468,768,000,000
Accounts payable and other liabilities	0		0
Beneficial interests issued by consolidated VIEs, at fair value	481,000,000		622,000,000
Long-term debt	24,982,000,000		25,795,000,000
Total liabilities at fair value on a recurring basis	1,374,941,000,000		1,511,388,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	1,700,000,000		2,000,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	159,611,000,000		151,327,000,000
Trading liabilities	18,294,000,000		18,425,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	151,678,000,000		143,868,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,237,000,000		14,638,000,000
Available-for-sale securities	80,974,000,000		69,862,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	7,747,000,000		10,738,000,000
Available-for-sale securities	17,114,000,000		15,490,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,609,000,000		2,807,000,000
Available-for-sale securities	58,928,000,000		48,969,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	881,000,000		1,093,000,000
Available-for-sale securities	4,932,000,000		5,403,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	9,477,000,000		9,026,000,000
Available-for-sale securities	4,717,000,000		10,826,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	6,764,000,000		11,715,000,000
Available-for-sale securities	11,294,000,000		11,272,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,983,000,000		3,248,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,861,000,000		3,641,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	51,652,000,000		38,482,000,000
Available-for-sale securities	11,754,000,000		7,670,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	41,405,000,000		42,280,000,000
Available-for-sale securities	55,806,000,000		61,793,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	24,613,000,000		21,736,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,547,000,000		2,743,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	5,401,000,000		7,608,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	118,000,000		128,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,216,000,000		8,777,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,124,000,000		3,153,000,000
Available-for-sale securities	38,000,000		53,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,313,000,000		1,598,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,496,000,000		2,708,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,353,146,000,000		1,490,017,000,000
Trading liabilities	1,311,048,000,000		1,450,343,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	992,982,000,000		1,120,282,000,000
Trading liabilities	959,804,000,000		1,085,233,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	113,891,000,000		111,827,000,000
Trading liabilities	115,076,000,000		112,545,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	152,155,000,000		163,114,000,000
Trading liabilities	146,578,000,000		158,908,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	41,858,000,000		38,718,000,000
Trading liabilities	38,237,000,000		39,046,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	52,260,000,000		56,076,000,000
Trading liabilities	51,353,000,000		54,611,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	589,000,000		826,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	182,000,000		192,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	0		0
Securities borrowed	0		0
Trading assets	66,967,000,000		69,196,000,000
Available-for-sale securities	15,903,000,000		14,287,000,000
Loans, at fair value	1,472,000,000		1,466,000,000
Mortgage servicing rights	12,243,000,000		13,649,000,000
Total assets measured at fair value on a recurring basis	109,056,000,000		110,639,000,000
Deposits	863,000,000		773,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	0		0
Other borrowed funds	2,078,000,000		1,384,000,000
Trading liabilities	31,536,000,000		30,339,000,000
Accounts payable and other liabilities	73,000,000		236,000,000
Beneficial interests issued by consolidated VIEs, at fair value	430,000,000		873,000,000
Long-term debt	13,534,000,000		13,044,000,000
Total liabilities at fair value on a recurring basis	48,514,000,000		46,649,000,000
Fair value assets and liabilities measured on recurring basis - supplemental data
Investment valued at net asset value	4,500,000,000		4,200,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	32,791,000,000		34,554,000,000
Trading liabilities	197,000,000		54,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	30,475,000,000		31,939,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,871,000,000		2,930,000,000
Available-for-sale securities	244,000,000		256,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	165,000,000		174,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	863,000,000		687,000,000
Available-for-sale securities	4,000,000		5,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,843,000,000		2,069,000,000
Available-for-sale securities	240,000,000		251,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	82,000,000		202,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,606,000,000		4,946,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,742,000,000		13,144,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Reverse Mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,900,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	8,319,000,000		8,460,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	15,133,000,000		13,470,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	269,000,000		305,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,408,000,000		1,685,000,000
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	908,000,000		930,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,901,000,000		5,422,000,000
Trading liabilities	2,784,000,000		2,586,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	1,855,000,000		2,257,000,000
Available-for-sale securities	257,000,000		256,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	34,176,000,000		34,642,000,000
Trading liabilities	31,339,000,000		30,285,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	15,131,000,000		17,902,000,000
Trading liabilities	10,398,000,000		12,516,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	4,624,000,000		4,236,000,000
Trading liabilities	5,160,000,000		4,850,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	5,151,000,000		4,885,000,000
Trading liabilities	8,354,000,000		7,331,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,369,000,000		2,197,000,000
Trading liabilities	4,643,000,000		3,002,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	8,022,000,000		7,862,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	4,449,000,000		4,179,000,000
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale	0		0
Securities borrowed	0		0
Trading assets	(1,314,989,000,000)		(1,448,931,000,000)
Available-for-sale securities	0		0
Loans, at fair value	0		0
Mortgage servicing rights	0		0
Total assets measured at fair value on a recurring basis	(1,314,989,000,000)		(1,448,931,000,000)
Deposits	0		0
Federal funds purchased and securities loaned or sold under repurchase agreements	0		0
Other borrowed funds	0		0
Trading liabilities	(1,283,608,000,000)		(1,415,890,000,000)
Accounts payable and other liabilities	0		0
Beneficial interests issued by consolidated VIEs, at fair value	0		0
Long-term debt	0		0
Total liabilities at fair value on a recurring basis	(1,283,608,000,000)		(1,415,890,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Trading liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(1,314,989,000,000)		(1,448,931,000,000)
Trading liabilities	(1,283,608,000,000)		(1,415,890,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(966,993,000,000)		(1,095,427,000,000)
Trading liabilities	(946,265,000,000)		(1,070,057,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(122,824,000,000)		(122,004,000,000)
Trading liabilities	(120,596,000,000)		(119,923,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(138,462,000,000)		(142,613,000,000)
Trading liabilities	(134,260,000,000)		(139,715,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(39,970,000,000)		(39,429,000,000)
Trading liabilities	(35,212,000,000)		(35,949,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	(46,740,000,000)		(49,458,000,000)
Trading liabilities	(47,275,000,000)		(50,246,000,000)
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	0		0
Fair Value, Measurements, Recurring [Member] | Netting adjustments [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	0		0
Fair Value, Measurements, Recurring [Member] | Total debt and equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	381,339,000,000		409,411,000,000
Trading liabilities	84,865,000,000		76,947,000,000
Fair Value, Measurements, Recurring [Member] | Total debt instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	243,142,000,000		256,610,000,000
Fair Value, Measurements, Recurring [Member] | Total mortgage-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	37,098,000,000		54,381,000,000
Available-for-sale securities	183,006,000,000		174,855,000,000
Fair Value, Measurements, Recurring [Member] | US Government Corporations and Agencies Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	30,902,000,000		47,725,000,000
Available-for-sale securities	118,901,000,000		120,226,000,000
Fair Value, Measurements, Recurring [Member] | Residential mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,472,000,000		3,494,000,000
Available-for-sale securities	58,933,000,000		48,975,000,000
Fair Value, Measurements, Recurring [Member] | Commercial mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,724,000,000		3,162,000,000
Available-for-sale securities	5,172,000,000		5,654,000,000
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and government agencies [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	23,689,000,000		21,889,000,000
Available-for-sale securities	5,287,000,000		11,348,000,000
Fair Value, Measurements, Recurring [Member] | Obligations of U.S. states and municipalities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	8,620,000,000		13,972,000,000
Available-for-sale securities	11,578,000,000		11,559,000,000
Fair Value, Measurements, Recurring [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	2,983,000,000		3,248,000,000
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,861,000,000		3,647,000,000
Fair Value, Measurements, Recurring [Member] | Non-U.S. government debt securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	75,520,000,000		69,811,000,000
Available-for-sale securities	30,816,000,000		20,777,000,000
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	47,011,000,000		47,226,000,000
Available-for-sale securities	55,806,000,000		61,793,000,000
Fair Value, Measurements, Recurring [Member] | Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	36,355,000,000		34,880,000,000
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,866,000,000		11,203,000,000
Fair Value, Measurements, Recurring [Member] | Collateralized Credit Card Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	5,401,000,000		7,608,000,000
Fair Value, Measurements, Recurring [Member] | Collateralized loan obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	15,251,000,000		13,598,000,000
Fair Value, Measurements, Recurring [Member] | Other, Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,485,000,000		9,082,000,000
Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	113,921,000,000		129,238,000,000
Available-for-sale securities	3,235,000,000		2,051,000,000
Fair Value, Measurements, Recurring [Member] | Other equity instruments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	3,221,000,000		2,528,000,000
Fair Value, Measurements, Recurring [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	21,055,000,000		21,035,000,000
Fair Value, Measurements, Recurring [Member] | Derivatives [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	77,383,000,000		80,481,000,000
Trading liabilities	63,668,000,000		69,219,000,000
Fair Value, Measurements, Recurring [Member] | Interest rate
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	32,911,000,000		32,555,000,000
Trading liabilities	17,306,000,000		20,387,000,000
Fair Value, Measurements, Recurring [Member] | Credit derivatives
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	6,198,000,000		7,725,000,000
Trading liabilities	4,878,000,000		5,138,000,000
Fair Value, Measurements, Recurring [Member] | Foreign exchange
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	19,898,000,000		25,858,000,000
Trading liabilities	19,015,000,000		25,015,000,000
Fair Value, Measurements, Recurring [Member] | Equity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	7,084,000,000		4,204,000,000
Trading liabilities	11,430,000,000		10,450,000,000
Fair Value, Measurements, Recurring [Member] | Commodity
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	11,292,000,000		10,139,000,000
Trading liabilities	11,039,000,000		8,229,000,000
Fair Value, Measurements, Recurring [Member] | Private equity investments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	8,692,000,000		8,737,000,000
Fair Value, Measurements, Recurring [Member] | All other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total other assets	9,731,000,000		9,464,000,000
Residential Mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	20,100,000,000		22,700,000,000
Reverse Mortgage [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets			4,000,000,000
Residential Conforming Mortgage Intended for Sale to Government Agency [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Trading assets	$ 11,900,000,000		$ 13,100,000,000